Lord Abbett mid cap STOCK FUNd, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 3, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Mid Cap Stock Fund, Inc. (the “Registrant”)
1933 Act File No. 002-82544
1940 Act File No. 811-03691

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned hereby certifies that:

  the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on April 26, 2021; and

  the text of Post-Effective Amendment No. 57, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on April 26, 2021.

Sincerely,

/s/ Pamela P. Chen
Pamela P. Chen
Vice President and Assistant Secretary
Lord Abbett Funds